Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve-month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).
The Manager also provides crew management services to the vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $2,500 per vessel for crew services (the “Crew management fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred.
In addition to management services, the Company reimburses the Manager for the compensation of its executive officers (the “Executive compensation”). Furthermore, the Company rents office space from the Manager and incurs a rental expense (the “Rental Expense”).
On June 21, 2023, the Company completed the Spin-off (Note 1) and received 600,000 Series A Perpetual Convertible Preferred shares of C3is, having a liquidation preference of $25 per share and a par value of $0.01 per share. The Company is the holder of all of the issued and outstanding Series A Perpetual Convertible Preferred shares of C3is (Note 1). The Series A Perpetual Convertible Preferred shares entitle the Company to a number of votes equal to the number of C3is common shares into which the shares are then convertible multiplied by 30 provided however, that voting rights may not be exercised pursuant to Series A Perpetual Convertible Preferred shares that would result in the aggregate voting power of any beneficial owner of such shares and its affiliates (whether pursuant to ownership of Series A Perpetual Convertible Preferred shares, C3is’ common shares or otherwise) exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. The Series A Perpetual Convertible Preferred are convertible into common stock of C3is at the Company’s option at any time and from time to time on or after the date that is the date 90 days following the issuance date. The conversion price has been determined to $2.4444, as adjusted based on certain retrospective events in C3is. Furthermore, Imperial is entitled to receive cumulative cash dividends, at the annual rate of 5.00% on the stated amount of $25 per share, of the 600,000 Series A Perpetual Convertible Preferred shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to C3is’s Board of Directors approval. The Company recognized for the six-month periods ended June 30, 2025 and 2026, the amount of $377,083
,
 which are presented in ‘Dividend income from related party’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
As of December 31, 2025 and June 30, 2026, the aggregate value of investments in C3is amounted to $12,990,167 and $12,983,917, including $354,167 and $347,917 of accrued dividends, respectively and are separately presented as ‘Investment in related party’ in the accompanying unaudited interim condensed consolidated balance sheets. As of June 30, 2026, the Company did not identify any indications for impairment or any observable prices for identical or similar investments of the same issuer.
On May 17, 2024, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of one handysize drybulk vessel and one product tanker vessel for purchase prices of $15,500,000 and $23,350,000, respectively. The handysize drybulk vessel “Neptulus” was delivered to the Company on August 24, 2024. 10% of the purchase price i.e. $1,550,000 was paid in cash, while the remaining amount of $13,950,000 was paid in April 2025 and has no stated interest. The vessel was recorded at its fair value of $14,700,000 as determined by an independent broker and the liability to related party was recorded at $13,150,000 (the “Remaining Purchase Price”) on August 24, 2024. Since the payment of the remaining amount of $13,950,000 depended only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $800,000, being the difference between the Remaining Purchase Price of $13,150,000 and the amount of $13,950,000, which was paid in April 2025, was accounted for as interest expense over the life of the payable i.e. until April 2025. Interest expense amounting to $417,949 and nil for the six-month
periods ended June 30, 2025 and 2026, respectively, is included in “Interest expense – related parties” in the unaudited interim consolidated condensed statements of comprehensive income.
The product tanker vessel “Clean Imperial” was delivered to the Company on January 10, 2025. Its purchase price of $23,350,000 and the amount of $622,145, representing 50% of the previous owners’ capitalized costs, covered by the new owners, was paid in April 2025, and has no stated interest. The vessel was recorded at its fair value of $23,550,000 as determined by an independent broker and the liability to related party was recorded at $23,550,000 (the “Purchase Price”) on January 10, 2025. Since the payment of the amount of $23,972,145 depended only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $422,145, being the difference between the Purchase Price of $23,550,000 and the amount of $23,972,145, which was paid in April 2025, was accounted for as interest expense over the life of the payable i.e. until April 2025. Interest expense amounting to $422,145 and nil
for the
six-month
periods ended June 30, 2025 and 2026, respectively, is included in “Interest expense – related parties” in the unaudited interim consolidated condensed statements of comprehensive income.
On September 20, 2024, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of seven Japanese built bulkers for an aggregate purchase price of $129,000,000. The vessels were delivered to the Company during the second quarter of 2025. Their aggregate purchase price of $129,000,000 and the amount of $475,947, representing 50% of the previous owners’ capitalized costs, covered by the new owners, is payable in the third quarter of 2025 and has no stated interest. The vessels were recorded at their fair values in the aggregate amount of $128,005,000 as determined by an independent broker and the liability to related parties was recorded at $128,005,000 (the “Purchase price”) as of June 30, 2025. Since the payment of the outstanding amount of $129,475,947 depends only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $1,470,947, being the difference between the Purchase price of $128,005,000 and the aggregate amount of $129,475,947, which is payable in the third quarter of 2025, will be accounted for as interest expense over the life of the payable i.e. within third quarter 2025. Interest expense amounting to $597,656 and nil for the six-month
periods ended June 30, 2025 and 2026, respectively, is included in “Interest expense – related parties” in the unaudited interim consolidated condensed statements of comprehensive income.
On August 8, 2025, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of three drybulk carriers for an aggregate purchase price of $51,600,000
.
The first vessel, the post panamax “Post Marvel” was delivered to the Company on January 12, 2026 (Note 4), the second vessel, the drybulk carrier “Eco Crossfire” was delivered to the Company on April 3, 2026 (Note 4), while the third vessel is expected to be delivered in the third quarter of 2026. 10% of the purchase price i.e. $
3,580,000
will be settled with the issuance of the Company’s shares of its common stock valued at the 30-day “volume weighted average price (“VWAP”)” through the date of the acquisition agreement, while the remaining of $
32,220,000
is payable, in the third quarter of 2026 (Note 12) and has no stated interest. The issuance of shares, which occurred subsequently to June 30, 2026, as consideration in an asset acquisition was accounted for as share-based payment to nonemployees under ASC 718 and measured on the grant date, which is the agreement date. The vessels were recorded at their fair values in the aggregate amount of $
35,050,000
as determined by an independent broker, including the value of shares of common stock amounted to $
3,580,000
and the liability to related parties that was recorded at $
31,470,000
(the “Remaining purchase price”) as of June 30, 2026. Since the payment of the outstanding amount of $
32,220,000
depends only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $
750,000
, being the difference between the Remaining purchase price of $
31,470,000
and the aggregate amount of $
32,220,000
, which was paid in the third quarter of 2026 (Note 12), will be accounted for as interest expense over the life of the payable i.e. within third quarter 2026. Interest expense amounting to nil and $583,529 for the
six-month
periods ended June 30, 2025 and 2026, respectively, is included in “Interest expense – related parties” in the unaudited interim consolidated condensed statements of comprehensive income.
On December 15, 2025, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of three handysize drybulk carriers and one product tanker for an aggregate purchase price of $77,910,000.
The drybulk vessel “Outrider” was delivered to the Company on August 21, 2026 (Note 12), while the remaining vessels are expected to be delivered to the Company during the third quarter of 2026.
The current account balance with the Manager as of June 30, 2026 was a liability of $1,011,530 (December 31, 2025: $3,038,447). The liability mainly represents payments made by the Manager on behalf of the Company.
The current account balance with Bull Shark Pacific Enterprizes Inc. as of June 30, 2026 was a liability of $20,976,361 (December 31, 2025: nil). The liability relates to the outstanding amount for the acquisition of the vessel “Post Marvel”, which included part of the Remaining purchase price of $19,160,000, accrued interest of $445,422, previous owner’s drydocking costs of $338,214 and a payable of $1,032,725 relating to inventory on board the vessel.

The current account balance with Grain Transshipments
C
o
r
p
.

Inc. as of June 30, 2026 was a liability of $13,164,027 (December 31, 2025: nil).
The liability relates to the outstanding amount for the acquisition of the vessel “Eco Crossfire”, which included part of the Remaining purchase price of $12,310,000, accrued interest of
$
138,107
,
previous owner’s drydocking costs of $
180,474
 and a payable of $
535,446
 relating to inventory on board the vessel.
The amounts charged by the Company’s related parties comprised the following:

		For the six-month periods ended June 30,
	Location in the statements of comprehensive income	2025	2026
Management fees	Management fees – related party	1,036,200	1,627,120
Brokerage commissions	Voyage expenses – related party	834,616	1,785,657
Superintendent fees	Vessels’ operating expenses – related party	12,500	27,500
Crew management fees	Vessels’ operating expenses – related party	195,000	307,500
Executive compensation	General and administrative expenses	215,709	207,827
Commissions – vessels purchased	Vessels, net	1,523,500	358,000
Rental expense	General and administrative expenses	40,532	54,970